Share capital and reserves - Additional paid-in capital (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Repurchase Price Per Share		$ 20
Amount reclassified to additional paid-in capital related to put option liability			$ (60,008)	$ 3,964
Sellers Of Cubic Games Studio Ltd [Member]
Disclosure of classes of share capital [line items]
Number of shares	84,298
Share repurchased	101,601
Repurchase Price Per Share	$ 100
Put option liability	$ 10,160
Issued amount of shares				39,627
Amount reclassified to additional paid-in capital related to put option liability			$ 3,964